Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Transportation Portfolio
May 31, 2022
TRN-NPRT1-0722
1.802192.118
Common Stocks - 97.6%
	Shares	Value ($)
Air Freight & Logistics - 33.2%
Air Freight & Logistics - 33.2%
Air Transport Services Group, Inc. (a)	1,510,662	45,652,206
Atlas Air Worldwide Holdings, Inc. (a)	83,500	5,820,785
C.H. Robinson Worldwide, Inc.	159,596	17,317,762
Expeditors International of Washington, Inc.	133,938	14,577,812
FedEx Corp.	111,241	24,982,504
Forward Air Corp. (b)	37,700	3,513,263
GXO Logistics, Inc. (a)	21,522	1,167,999
Hub Group, Inc. Class A (a)	54,149	3,951,794
United Parcel Service, Inc. Class B	514,141	93,702,195
		210,686,320
Airlines - 12.2%
Airlines - 12.2%
Alaska Air Group, Inc. (a)	510,500	24,636,730
Allegiant Travel Co. (a)	17,000	2,540,650
Canada Jetlines Ltd.	1,250	319
Copa Holdings SA Class A (a)(b)	159,300	11,262,510
Delta Air Lines, Inc. (a)	444,361	18,525,410
Frontier Group Holdings, Inc. (a)(b)	591,000	6,353,250
SkyWest, Inc. (a)	32,500	876,200
Spirit Airlines, Inc. (a)	75,000	1,571,250
Sun Country Airlines Holdings, Inc. (a)(b)	369,800	8,745,770
United Airlines Holdings, Inc. (a)	54,379	2,590,072
		77,102,161
Electrical Equipment - 1.4%
Electrical Components & Equipment - 1.4%
Sensata Technologies, Inc. PLC	178,600	8,578,158
Energy Equipment & Services - 0.1%
Oil & Gas Drilling - 0.1%
Valaris Ltd. (a)	15,000	891,750
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
Points.com, Inc. (a)	75,448	1,861,302
Marine - 8.4%
Marine - 8.4%
Eagle Bulk Shipping, Inc. (b)	355,830	26,068,106
Genco Shipping & Trading Ltd.	228,036	5,757,909
Grindrod Shipping Holdings Ltd.	30,000	747,000
Kirby Corp. (a)	264,000	17,827,920
Matson, Inc. (b)	34,195	3,073,447
		53,474,382
Metals & Mining - 0.8%
Aluminum - 0.8%
Alcoa Corp.	80,300	4,956,116
Oil, Gas & Consumable Fuels - 6.1%
Coal & Consumable Fuels - 0.7%
Peabody Energy Corp. (a)(b)	176,700	4,171,887
Oil & Gas Exploration & Production - 0.3%
Canadian Natural Resources Ltd. (b)	33,000	2,188,890
Oil & Gas Storage & Transport - 5.1%
Ardmore Shipping Corp. (a)	125,000	872,500
Cool Co. Ltd. (a)	168,700	1,664,384
DHT Holdings, Inc.	115,000	685,400
International Seaways, Inc.	158,600	3,827,018
Scorpio Tankers, Inc. (b)	771,500	25,498,075
		32,547,377
TOTAL OIL, GAS & CONSUMABLE FUELS		38,908,154
Road & Rail - 35.1%
Railroads - 23.8%
Canadian National Railway Co.	11,700	1,330,351
CSX Corp.	1,585,301	50,396,719
Norfolk Southern Corp.	63,236	15,155,140
Union Pacific Corp.	382,537	84,073,982
		150,956,192
Trucking - 11.3%
AMERCO	11,169	5,472,587
ArcBest Corp. (b)	29,200	2,208,396
J.B. Hunt Transport Services, Inc.	101,811	17,570,542
Knight-Swift Transportation Holdings, Inc. Class A	114,900	5,588,736
Lyft, Inc. (a)	167,900	2,968,472
Ryder System, Inc. (b)	67,307	5,385,906
Saia, Inc. (a)	14,824	2,929,074
TFI International, Inc.	36,600	3,003,030
TFI International, Inc. (Canada)	27,700	2,274,735
Uber Technologies, Inc. (a)	753,104	17,472,013
Universal Logistics Holdings, Inc.	45,600	1,271,784
Werner Enterprises, Inc. (b)	23,783	964,876
XPO Logistics, Inc. (a)(b)	79,522	4,249,656
		71,359,807
TOTAL ROAD & RAIL		222,315,999
TOTAL COMMON STOCKS (Cost $454,953,852)		618,774,342

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	12,627,767	12,630,293
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	33,656,981	33,660,347
TOTAL MONEY MARKET FUNDS (Cost $46,290,640)		46,290,640

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $501,244,492)	665,064,982
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(31,247,914)
NET ASSETS - 100.0%	633,817,068

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	10,409,172	51,976,594	49,755,473	12,246	-	-	12,630,293	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	71,035,353	149,943,193	187,318,199	14,170	-	-	33,660,347	0.1%
Total	81,444,525	201,919,787	237,073,672	26,416	-	-	46,290,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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